Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Product Information [Line Items]
Contract with Customer, Liability, Revenue Recognized	$ 238,351	$ 501,976
Deferred Revenue, Current	209,100	$ 238,351
Stock Issued During Period, Shares, Issued for Services		1,120,000
Shares Issued, Price Per Share		$ 5.00
Prepaid Expense, Current	1,200,000	$ 5,317,866
Marketable Security, Unrealized Gain (Loss)	354,781	529,488
Selling and Marketing Expense	351,298	454,995
Accounts Receivable, Allowance for Credit Loss, Current	585,672	426,971
Depreciation	10,385	12,268
[custom:BrandNames-0]		337,504
Goodwill	$ 1,161,052	1,161,052
Impairment of Intangible Assets (Excluding Goodwill)		0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	$ 13,673	27,063
Short-Term Lease, Cost		0
Net Income (Loss) Attributable to Parent	9,312,145	1,593,394
Cash and Cash Equivalents, at Carrying Value	939,014	236,821
Net Cash Provided by (Used in) Operating Activities	12,253,539	$ 373,104
Proceeds from Issuance of Common Stock	$ 13,614,983
Warrant One [Member]
Product Information [Line Items]
Class of Warrant or Right, Outstanding	30,000
Conversion of Stock, Shares Converted	19,750
Warrant Two [Member]
Product Information [Line Items]
Class of Warrant or Right, Outstanding	5,645,455
Conversion of Stock, Shares Converted	4,892,727
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Vendors [Member]
Product Information [Line Items]
Concentration Risk, Percentage	23.68%	28.63%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Product Information [Line Items]
Concentration Risk, Percentage	16.83%	16.55%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Three Vendors [Member]
Product Information [Line Items]
Concentration Risk, Percentage	60.00%	10.66%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Four Vendors [Member]
Product Information [Line Items]
Concentration Risk, Percentage		58.00%